Subsequent Events (Details Narrative) - USD ($)														1 Months Ended			3 Months Ended				12 Months Ended
	Jun. 22, 2021	Jun. 04, 2021	Jun. 04, 2021	Jun. 03, 2021	Jun. 02, 2021	May 25, 2021	May 25, 2021	May 20, 2021	May 19, 2021	May 19, 2021	May 04, 2021	May 04, 2021	Feb. 18, 2021	Nov. 05, 2021	Nov. 05, 2021	Jan. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 15, 2020	Sep. 30, 2020	Dec. 31, 2018
Number of Shares Common stock options, Granted																						675,000
Debt original amount																	$ 65,849,596				$ 66,293,134
Principal amount of debt																					83,616,590
Accrued interest																					$ 1,147,690	$ 1,016,113
Lease, description																					which expire at various dates through 2032.
Common stock, par value																	$ 0.01				$ 0.01	$ 0.01
Share issued price per share																	$ 4.00							$ 4.00
Debt interest rate																					12.00%	12.00%			12.00%
College Spun Media Incorporated [Member]
Aggregate cash		$ 11,000,000.0	$ 11,735,002
Restricted shares of common stock		4,285,714	4,285,714
Cash payment		$ 10,800,000
Additional cash payment paid		800,000
Series L Preferred Stock [Member]
Share issued price per share											$ 0.01	$ 0.01
Preferred stock voting rights											1,000 times the aggregate per share amount of all cash dividends, and 1,000 times the aggregate per share amount (payable in kind) of all non-cash dividends or other distributions paid to the holders of the Company’s common stock. The Series L Preferred Stock will be entitled to 1,000 votes on all matters submitted to a vote of the stockholders of the Company. In the event of any merger, consolidation or other transaction in which shares of the Company’s common stock are converted or exchanged, the Series L Preferred Stock will be entitled to receive 1,000 times the amount received per one share of the Company’s common stock.	(i) $1.00 per share or (ii) 1,000 times the aggregate per share amount of all cash dividends, and 1,000 times the aggregate per share amount (payable in kind) of all noncash dividends or other distributions paid to the holders of the Company’s common stock. The Series L Preferred Stock will be entitled to 1,000 votes on all matters submitted to a vote of the stockholders of the Company. In the event of any merger, consolidation or other transaction in which shares of the Company’s common stock are converted or exchanged, the Series L Preferred Stock will be entitled to receive 1,000 times the amount received per one share of the Company’s common stock.
2019 Equity Incentive Plan [Member] | Common Stock Options and Restricted Stock Units [Member]
Number of Shares Common stock options, Granted																83,590,165
Two Thousand And Nineteen Plan [Member]
Number of Shares Common stock options, Granted													11,158,049
Common stock, par value													$ 0.01
Two Thousand And Nineteen Plan [Member] | Minimum [Member]
Number of shares issued during period, shares													85,000,000
Two Thousand And Nineteen Plan [Member] | Maximum [Member]
Number of shares issued during period, shares													185,000,000
Business Membership Agreement [Member]
Lease, description														Effective October 1, 2021, the Company entered into a business membership agreement with York Factory LLC, doing business as SaksWorks, that permits access to certain office space with furnishings, referred to as SaksWorks Memberships (each membership provides a certain number of accounts that equate to the use of the space granted). The term of the agreement is for twenty-seven months, with an initial period of three months at $25,000 per month for 30 accounts and secondary period for the remaining twenty-four months at $56,617 per month for 110 accounts. The agreement also provides for: (1) additional accounts at predetermined pricing; (2) early termination date of June 30, 2023 providing the Company gives notice by December 31, 2022; and (3) renewal of agreement at the end on the term for a twelve-month period at the then-current market price and pricing structure on such renewal date
Purchase Agreements [Member] | Series L Preferred Stock [Member]
Share issued price per share											$ 4.00	$ 4.00
12% Amended Senior Secured Notes [Member]
Debt original amount														$ 61,700,000	$ 61,700,000		$ 61,131,882				$ 56,296,091	$ 49,921,345
Principal amount of debt														48,800,000	48,800,000						$ 71,000,000	$ 71,000,000
Payment of in-kind interest														12,300,000
Accrued interest														500,000	500,000
Delayed Draw Term Note [Member]
Debt original amount														4,700,000	4,700,000
Principal amount of debt									$ 3,500,000	$ 3,500,000				3,600,000	$ 3,600,000
Payment of in-kind interest									$ 1,100,000					$ 1,100,000
Number of shares issued during period, shares										4,600,000
Delayed Draw Term Note [Member] | Minimum [Member]
Debt interest rate									10.00%	10.00%
Delayed Draw Term Note [Member] | Maximum [Member]
Debt interest rate									15.00%	15.00%
12% Amended Senior Secured Notes [Member]
Principal amount of debt									$ 48,800,000	$ 48,800,000
Payment of in-kind interest										10,800,000
Accrued interest									$ 500,000	500,000
Debt instrument, description									Pursuant to Amendment 2: (i) the interest rate on the 12% Second Amended Senior Secured Notes decreased from a rate of 12% per annum to a rate of 10% per annum; (ii) the interest rate on the Term Note decreased from a rate of 15% per annum to a rate of 10% per annum; and (iii) the Company agreed that within one (1) business day after receipt of cash proceeds from any issuance of equity interests, it will prepay the certain obligations in an amount equal to such cash proceeds, net of underwriting discounts and commissions; provided, that, this mandatory prepayment obligation does not apply to any proceeds that the Company received from shares of the Company’s common stock issued pursuant to the securities purchase agreement (as further described below under the heading Common Stock) during the 90-day period commencing on May 20, 2021.
Number of shares issued during period										$ 60,100,000
PPP Loan [Member]
Debt forgiveness	$ 5,702,725
Common Stock [Member]
Number of restricted common stock issued																					(399,998)	(825,000)
Restricted shares of common stock																	750,000	82,158	805,165	562,500	562,500	833,333
Employees [Member] | Common Stock [Member]
Shares common stock options exercisable														910,000	910,000
Several Accredited Investors [Member] | Private Placement [Member]
Sale of stock, shares					7,142,857		21,435,718	21,435,718
Sale of stock price per share					$ 0.70	$ 0.70	$ 0.70	$ 0.70
Sale of stock, consideration received on transaction					$ 5,000,000.0	$ 15,000,000.0		$ 15,000,000.0
Mr. Heckman [Member] | 2016 Plan [Member]
Number of vesting options				2,000,000
Restricted Stock [Member]
Number of Shares Common stock options, Granted																					562,500	833,333
Sale of stock price per share																							$ 4
Number of vesting options																					2,237,500	3,926,542
Restricted Stock [Member] | Employees [Member]
Number of Shares Common stock options, Granted															90,000
Initial Period [Member] | Business Membership Agreement [Member]
Agreement term														27 months
Lease expense														$ 25,000
Secondary Period [Member] | Business Membership Agreement [Member]
Agreement term														24 months
Lease expense														$ 56,617
Stock Options [Member] | 2019 Equity Incentive Plan [Member]
Number of Shares Common stock options, Granted																11,158,049
Stock Options [Member] | Two Thousand And Nineteen Plan [Member] | Maximum [Member]
Number of shares issued during period, shares													26,200,000
Restricted Stock Units [Member] | 2019 Equity Incentive Plan [Member]
Number of Shares Common stock options, Granted																26,048,781
Common Stock Options and Restricted Stock Units [Member] | Officers, Directors, Employees and Consultants [Member] | 2019 Equity Incentive Plan [Member]
Stock options outstanding																83,565,415
Restricted Stock Units (RSUs) [Member] | Two Thousand And Nineteen Plan [Member]
Number of restricted common stock issued													26,048,781
First Anniversary [Member] | College Spun Media Incorporated [Member]
Cash payment		500,000
Second Anniversary [Member] | College Spun Media Incorporated [Member]
Cash payment		$ 500,000